Stockholder Transactions (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 12, 2017
Due to related parties	$ 29,722	$ 40,766	$ 185,060	$ 234,674
Repayment of due to stockholders	16,931		8,130	$ 40,093
Gianni Ponzetta [Member]
Due to related parties	$ 62,946		$ 61,584
Debt bearing interest rate			1.00%
Note payable due date	Dec. 31, 2019		Dec. 31, 2019
Gianni Ponzetta [Member] | CHF [Member]
Due to related parties			$ 60,000		$ 60,000